Commitments	12 Months Ended
Sep. 30, 2013
Commitments
Commitments

18.    Commitments

Operating Leases

        We conduct retail operations under operating leases, which expire at various dates through 2034. Some of the leases contain escalation clauses, as well as renewal options, and provide for contingent rent based upon sales plus certain tax and maintenance costs.

        Future minimum rental payments (excluding real estate tax and maintenance costs) for retail locations and other leases that have initial or noncancelable lease terms are as follows for the fiscal year ending September 30:

2014	$115,937
2015	100,295
2016	90,349
2017	78,356
2018	66,190
Thereafter	232,087

$683,214

        Operating lease rent expense (including real estate taxes and maintenance costs) and leases on a month to month basis were approximately $146,843, $153,763 and $149,921 during fiscal 2013, 2012 and 2011, respectively.

Capital Commitments

        We had approximately $5,402 in open capital commitments at September 30, 2013, primarily related to leasehold improvements, as well as manufacturing equipment, computer hardware and software.